Cover letter

Dennis Brovarone
ATTORNEY AND COUNSELOR AT LAW
18 Mountain Laurel Drive
Littleton, CO 80127
Phone 303 466 4092 / Fax 303 466 4826
Email:  dbrovarone@aol.com

July 5, 2012

Ajay Koduri, Attorney-Advisor
Kathleen Krebs, Special Counsel
U.S. Securities and Exchange Commission

Re:	ChineseInvestors.Com, Inc.
Form Amendment No 4 to S-1 Filed July 5, 2012
File No, 333-1792012

Dear Mr. Koduri and Ms Krebs:

This response letter is being transmitted via EDGAR on this date along with Amendment No 4 reflecting the changes discussed on July 3, 2012 and the Company’s request for acceleration of the effective date to Wednesday, July 11, 2012.

Thank you for your assistance and we look forward to hearing back from the Staff as soon as possible.

Sincerely,
Dennis Brovarone
Legal Counsel